CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) from continuing operations	$ (15,148)	$ (6,137)	$ (26,514)
Net loss from discontinued operations	0	(6,122)	(64,445)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	1,981	1,204	1,159
Amortization	278	300	302
Reserve for inventory	103	0	366
Provision (reverse) for doubtful accounts, notes and other receivables	4,115	(501)	1,693
Impairment charges on property, plant and equipment	2,235	0	53
Impairment charges on project assets	2,455	0	687
Loss on investment in affiliates	0	0	2,214
Share-based compensation expense	821	2,726	1,174
Gain on extinguishment of convertible bonds	0	0	(7,121)
Gain on troubled debt restructuring	0	(1,887)	0
Amortization of right-of-use assets	434	0	0
(Reversal) accrual of tax penalty	(6,890)	0	9,670
Amortization of debt discount on convertible bonds	594	1,910	2,906
Change in fair value of derivative assets/liability	(285)	0	0
Deferred income tax benefit	(85)	(83)	(247)
Gain on disposal of property and equipment	(45)	0	0
Loss on disposal of subsidiaries	385	0	0
Changes in operating assets and liabilities
Accounts receivable	3,087	(13,898)	(8,974)
Amount due from related parties	538	(451)	(470)
Notes receivable	4,823	526	525
Costs and estimated earnings in excess of billings on uncompleted contracts	0	0	266
Project assets	3,333	17,834	(3,957)
Inventories	(1,958)	2,876	(6,733)
Prepaid expenses and other assets	(497)	906	164
Accounts payable	7,805	3,353	(297)
Advances from customers	(8,352)	(5,092)	13,700
Income taxes payable	268	226	(146)
Accrued liabilities and other liabilities	1,264	3,960	5,207
Lease liability	(421)	0	0
Bitcoin mining, net of mining pool operating fees	(3,630)	0	0
Amount due to related parties	(79)	79	0
Net cash provided by (used in) provided by operating activities, continuing operations	(2,871)	7,851	(14,373)
Net cash provided by operating activities, discontinued operations	0	159	2,733
Cash flows from investing activities:
Proceeds from disposal of subsidiaries	4,549	0	0
Proceeds from sale of bitcoins	3,630
Acquisitions of Solar PV systems	(8,345)	0	0
Acquisitions of property, plant and equipment	(4,762)	(95)	(298)
Proceeds from disposal of property, plant and equipment	166	6	0
Prepayment of purchase of land	(3,132)	0	0
Acquisitions of subsidiaries, net of cash acquired	0	0	43
Decrease of cash due to deconolidation of Sinsin	0	0	(2,679)
Decrease of cash fue to disposition of SPI China (HK) Limited	0	(3,257)
Net cash used in investing activities, continuing operations	(7,894)	(3,346)	(2,934)
Net cash used in investing activities, discontinued operations	0	(418)	(352)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	7,656	0	5,760
Net payment for purchasing minority interests	(75)	0	0
Proceeds from issuance of convertible note	1,250	0	0
Proceeds from line of credit and loans payable	84,308	66,169	31,925
Repayments of line of credit and loans payable	(83,619)	(67,754)	(29,401)
Net cash provided by (used in) financing activities, continuing operations	9,520	(1,585)	8,284
Net cash used in financing activities, discontinued operations	0	(2,145)	(2,488)
Effect of exchange rate changes on cash	(351)	453	(477)
(Decrease) increase in cash, cash equivalents and restricted cash	(1,596)	969	(9,607)
Cash, cash equivalents and restricted cash at beginning of year	4,599	3,630	13,237
Cash, cash equivalents and restricted cash at end of year	3,003	4,599	3,630
Less: cash and cash equivalents of discontinued operations at end of year	0	0	(1,356)
Cash and cash equivalents at end of year for continuing operations	3,003	4,599	2,274
Supplemental cash flow information:
Interest paid	645	725	566
Income tax paid	0	0	347
Non-cash activities:
Netting off balance due to/from third party	2,109	5,003	6,917
Right of use assets obtained in exchange for operating lease obligations	2,419	0	0
Forgiveness of loan by minority interest holders	1,140	0	0
Interest capitalized to project assets	0	292	1,607
Loss on forgiveness of debt due from SPI China	653	536	0
Options issued to shareholder during disposition of SPI China	0	1,260	0
Forgiveness of debt due to (due from) SPI China	0	107,867	0
Derecognition of Project Aerojet	$ 0	$ 0	$ 754